UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-640-3104

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                5-7-2003
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                                            RORER ASSET MANAGEMENT, LLC
                                                             13F REPORT AS OF 03/31/03
                                                             -------------------------

                              TITLE                                                                              VOTING AUTHORITY
                                OF                  VALUE                SH/ PUT/ INVESTMENT               SOLE   SHARED      NONE
NAME OF ISSUER                CLASS     CUSIP     (x $1000)     SHARES   PRN CALL DISCRETION MANAGERS      (A)     (B)        (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COMMON   002824100    $1,509.67      40,140  SH     DEFINED      01              0      0      40,140
AMERISOURCEBERGEN             COMMON   03073E105    $4,965.19      94,575  SH     DEFINED      01         22,220      0      72,355
AMERICAN INTERNTL. GROUP INC. COMMON   026874107  $195,449.02   3,946,118  SH     DEFINED      01      3,417,422    217     528,479
AMGEN INC.                    COMMON   031162100      $421.84       7,330  SH     DEFINED      01            330      0       7,000
BANK OF AMERICA               COMMON    60505104  $305,003.24   4,557,521  SH     DEFINED      01      3,945,800    255     611,466
BARR LABORATORIES INC         COMMON    68306109    $6,977.60     122,415  SH     DEFINED      01         32,317      0      90,098
BECKMAN COULTER INC           COMMON   075811109    $5,944.19     174,675  SH     DEFINED      01         45,965      0     128,710
BERKSHIRE HATHAWAY INC        COMMON   084670207      $224.39         105  SH     DEFINED      01              0      0         105
BOEING CO                     COMMON   097023105  $133,148.32   5,303,746  SH     DEFINED      01      4,604,706    300     698,740
CAPITAL ONE FINANCIAL CORP    COMMON   14040H105    $5,843.94     194,733  SH     DEFINED      01         51,138      0     143,595
CARDINAL HEALTH INC           COMMON   14149Y108  $246,077.94   4,315,991  SH     DEFINED      01      3,731,451    240     584,300
CAREMARK RX INC COM           COMMON   141705103    $6,591.63     363,175  SH     DEFINED      01         95,210      0     267,965
CHECKFREE CORP NEW            COMMON   162813109    $5,818.95     258,850  SH     DEFINED      01         67,320      0     191,530
CHEVRONTEXACO CORP.           COMMON   166764100  $216,517.01   3,346,000  SH     DEFINED      01      2,906,505    182     439,313
CISCO SYSTEMS INC             COMMON   17275R102  $200,147.53  15,419,273  SH     DEFINED      01     13,344,956    835   2,073,482
CITIGROUP INCORPORATED        COMMON   172967101  $188,546.07   5,460,520  SH     DEFINED      01      4,730,786    296     729,438
COCA COLA ENTERPRISES         COMMON   191219104    $4,235.06     226,595  SH     DEFINED      01         51,165      0     175,430
COMCAST CORP CL A SPL         COMMON   200300200  $290,674.15  10,567,671  SH     DEFINED      01      9,148,830    585   1,418,256
CONOCOPHILLIPS COM            COMMON   20825C104  $175,352.35   3,269,808  SH     DEFINED      01      2,835,216    182     434,410
COSTCO WHOLESALE CO.          COMMON   22160K105  $212,535.78   7,070,631  SH     DEFINED      01      6,113,986    395     956,250
CULLEN FROST BANKERS          COMMON   229899109      $486.08      16,000  SH     DEFINED      01              0      0      16,000
CVS CORPORATION               COMMON   126650100  $103,774.66   4,354,725  SH     DEFINED      01      3,769,902    241     584,582
DEVON ENERGY CORP NEW         COMMON   25179M103    $7,982.78     165,549  SH     DEFINED      01         43,465      0     122,084
ELECTRONIC ARTS               COMMON   285512109    $5,959.00     101,620  SH     DEFINED      01         26,595      0      75,025
EQUITABLE RES INC             COMMON   294549100    $8,836.81     235,585  SH     DEFINED      01         61,665      0     173,920
ESTEE LAUNDER COMPANIES INC.  COMMON   518439104    $4,711.42     155,185  SH     DEFINED      01         23,385      0     131,800
EXXONMOBIL CORP.              COMMON   30231G102  $154,184.28   4,405,495  SH     DEFINED      01      3,814,837    240     590,418
GENERAL DYNAMICS CORP.        COMMON   369550108  $145,682.57   2,644,291  SH     DEFINED      01      2,296,318    150     347,823
GENERAL ELECTRIC CO           COMMON   369604103  $208,607.88   8,166,178  SH     DEFINED      01      7,069,950    465   1,095,763
HCA-THE HEALTHCARE CO         COMMON   404119109  $286,868.83   6,954,668  SH     DEFINED      01      6,025,668    395     928,605
HEALTH MANAGEMENT ASSOC. INC  COMMON   421933102    $4,933.16     259,640  SH     DEFINED      01         60,435      0     199,205
HEWLETT PACKARD               COMMON   428236103  $270,899.76  17,415,625  SH     DEFINED      01     15,034,095    988   2,380,542
INTEL CORPORATION             COMMON   458140100      $355.39      21,830  SH     DEFINED      01          2,000      0      19,830
JOHNSON & JOHNSON             COMMON   478160104  $292,041.50   5,043,208  SH     DEFINED      01      4,342,721    290     700,197
KERR-MCGEE CORP               COMMON   492386107    $3,251.85      80,075  SH     DEFINED      01         18,705      0      61,370
LEGG MASON INC.               COMMON   524901105    $8,627.82     177,017  SH     DEFINED      01         46,267      0     130,750
LEXMARK INTL GROUP            COMMON   529771107    $3,860.00      57,655  SH     DEFINED      01         13,345      0      44,310
LIMITED INC.                  COMMON   532716107    $5,097.37     396,066  SH     DEFINED      01        103,793      0     292,273
LINEAR TECHNOLOGY CORP        COMMON   535678106    $2,432.41      78,795  SH     DEFINED      01         18,285      0      60,510
LIZ CLAIBORNE INC.            COMMON   539320101    $7,812.10     252,655  SH     DEFINED      01         66,135      0     186,520
LOEWS CORP                    COMMON   540424108    $6,414.65     161,010  SH     DEFINED      01         37,920      0     123,090
L-3 COMMUNICATIONS            COMMON   502424104    $6,753.78     168,130  SH     DEFINED      01         43,750      0     124,380
LOWES COMPANIES INC           COMMON   548661107   $38,007.73     930,580  SH     DEFINED      01        804,296     50     126,234
MARSH & MCLENNAN COS INC      COMMON   571748102  $360,452.27   8,448,185  SH     DEFINED      01      7,317,913    475   1,129,797
MBNA CORP COM                 COMMON   55262L100  $269,775.50  17,909,681  SH     DEFINED      01     15,512,427  1,014   2,396,240
MERCK & CO                    COMMON   589331107      $795.95      14,530  SH     DEFINED      01              0      0      14,530
MICROSOFT CORP.               COMMON   594918104  $271,254.71  11,199,225  SH     DEFINED      01      9,685,406    625   1,513,194
NEWELL RUBBERMAID INC         COMMON   651229106   $19,885.35     701,235  SH     DEFINED      01        620,830     90      80,315
NEXTEL COMMUNICATIONS INC CL ACOMMON   65332V103  $190,107.24  14,187,901  SH     DEFINED      01     12,031,063    755   2,156,083
NORFOLK SOUTHERN CORP         COMMON   655844108    $7,707.33     415,265  SH     DEFINED      01        108,765      0     306,500
OUTBACK STEAKHOUSE            COMMON   689899102    $9,103.46     257,305  SH     DEFINED      01         69,035      0     188,270
PALL CORP                     COMMON   696429307    $8,192.22     409,611  SH     DEFINED      01        109,376      0     300,235
PARK PLACE ENTERTAINMENT CORP COMMON   700690100    $4,601.16     646,230  SH     DEFINED      01        176,710      0     469,520
PEPSICO INC.                  COMMON   713448108  $350,778.39   8,769,898  SH     DEFINED      01      7,585,138    500   1,184,260
PFIZER INC.                   COMMON   717081103  $162,941.08   5,221,065  SH     DEFINED      01      4,483,225    287     737,553
PHILLIP MORRIS COS. INS       COMMON   718154107      $269.64       9,000  SH     DEFINED      01              0      0       9,000
PRICE T ROWE GROUP            COMMON   74144t108    $5,893.84     217,324  SH     DEFINED      01         57,249      0     160,075
PROCTER & GAMBLE CO.          COMMON   742718109  $211,434.49   2,373,478  SH     DEFINED      01      2,055,535    125     317,818
QUEST DIAGNOSTICS INC         COMMON   74834L100    $3,815.68      63,925  SH     DEFINED      01         14,585      0      49,340
RAYTHEON COMPANY NEW          COMMON   755111507  $212,405.32   7,477,233  SH     DEFINED      01      6,497,584    415     979,234
SOUTHWEST AIRLINES            COMMON   844741108  $121,732.20   8,484,302  SH     DEFINED      01      7,327,297    475   1,156,530
SPDR TRUST UNIT SER 1         COMMON   78462F103      $211.43       2,495  SH     DEFINED      01          2,495      0           -
STAPLES INC                   COMMON   855030102    $4,813.09     262,580  SH     DEFINED      01         37,385      0     225,195
STATE STREET CORP.            COMMON   857477103  $129,435.63   4,088,536  SH     DEFINED      01      3,535,614    230     552,692
TARGET CORP                   COMMON   87612E106  $141,501.00   4,836,844  SH     DEFINED      01      4,174,420    270     662,154
UNITED TECHNOLOGIES CORP      COMMON   913017109  $112,768.39   1,949,056  SH     DEFINED      01      1,695,118    100     253,838
US BANCORP COM NEW            COMMON   902973304   $66,872.79   3,519,122  SH     DEFINED      01      3,044,286    195     474,641
VIACOM INC CLASS B NON-VOTING COMMON   925524308  $294,396.20   8,040,756  SH     DEFINED      01      6,971,805    455   1,068,496



WASHINGTON MUTUAL INC.        COMMON   939322103      $571.37      16,200  SH     DEFINED      01          2,400      -      13,800
WILLIAMS COMPANIES INC        COMMON   969457100    $2,048.69     447,312  SH     DEFINED      01        115,626      0     331,686
WYETH LABS                    COMMON   983024100  $154,134.06   4,077,077  SH     DEFINED      01      3,518,149    230     558,698

                                         TOTALS $6,901,464.15 231,026,825                            195,618,291 12,547  35,395,987
                                                ==========================                          ================================


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $6,901,464.15
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.